The components of the Company’s short-term and long term debt as of January 31, 2021 and 2020 were as follows: (Details) - USD ($)			9 Months Ended		12 Months Ended
		Nov. 10, 2020	Oct. 31, 2021		Jan. 31, 2021	Aug. 28, 2022	Aug. 28, 2021	Jul. 31, 2020	Jan. 31, 2020
Short-term Debt [Line Items]
Debt			$ 3,282,930		$ 2,030,579				$ 625,597
Interest Payable			175,422					$ 22,076
Short-Term Debt			3,132,568		716,142				609,491
Current Portion of Long-Term Debt			25,076		424,064				4,166
Long-Term Debt			125,286		890,373				11,940
Long-term Debt, Current Maturities			25,076		424,064				4,166
Working Capital Note Payable [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 700,000		$ 200,000
Debt issuance date			Oct. 29, 2021		Oct. 25, 2019
Note payable percentage			31.00%		10.00%
Debt instrument periodic payment			$ 17,904		$ 20,417
Debt fees					$ 4,173
Maturity date			Oct. 29, 2022		Jan. 25, 2020
Debt repayment date					Feb. 05, 2020
Debt	[1]		$ 690,053
Loan [Member]
Short-term Debt [Line Items]
Debt issuance date					Oct. 08, 2019
Debt instrument periodic payment					$ 20,000
Maturity date					Jun. 30, 2022
Debt repayment date					Nov. 10, 2020
Debt									6,978
Debt revised date					Feb. 29, 2020
Loan One [Member]
Short-term Debt [Line Items]
Debt issuance date			Oct. 08, 2019		Oct. 14, 2019
Debt instrument periodic payment			$ 20,000		$ 11,200
Debt fees					$ 7,200
Maturity date					Apr. 14, 2020
Debt			$ 97,340		$ 102,168				63,635
Debt revised date			Feb. 29, 2020
Debt Instrument, Interest Rate, Effective Percentage		13.00%			3550.00%
[custom:LumpSumPayableAmount-0]		$ 20,000
Loan One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument periodic payment		$ 5,705
Loan Two [Member]
Short-term Debt [Line Items]
Debt									$ 30,000
S F S Funding Loan 1 [Member]
Short-term Debt [Line Items]
Notes payable principal amount					$ 389,980
Debt issuance date			Jan. 08, 2020		Jan. 08, 2020
Note payable percentage			24.00%						24.00%
Debt instrument periodic payment					$ 6,006
Maturity date			Jul. 28, 2021		Apr. 07, 2021
Debt				[1]	$ 161,227				$ 371,963
Forklift Note Payable [Member]
Short-term Debt [Line Items]
Notes payable principal amount			20,433		$ 20,433
Debt issuance date					Sep. 26, 2018
Note payable percentage					6.23%
Debt			9,227	[2]	$ 12,269				16,106
Demand Loan [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 5,000		$ 122,000
Debt issuance date					Aug. 19, 2019
Note payable percentage			15.00%		25.00%
Debt			$ 5,000	[1]	$ 5,000				122,000
Debt Instrument, Maturity Date, Description					5% fee on outstanding
Demand Loan One [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 2,500		$ 5,000
Debt issuance date			Mar. 08, 2019
Note payable percentage			25.00%		1500.00%
Debt			$ 2,500	[1]	$ 2,500				2,500
Debt Instrument, Maturity Date, Description			5		5% fee on outstanding balance
Demand Loan Two [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 65,500		$ 2,500
Debt issuance date			Feb. 27, 2019		Mar. 08, 2019
Note payable percentage			25.00%		25.00%
Debt			$ 12,415	[1]	$ 12,415				$ 12,415
Debt Instrument, Maturity Date, Description			5		5% fee on outstanding balance
Demand Loan Three [Member]
Short-term Debt [Line Items]
Notes payable principal amount					$ 65,500
Note payable percentage					25.00%
Debt Instrument, Maturity Date, Description					5% fee on outstanding balance
Promissory Note [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 60,000		$ 60,000
Debt issuance date			Sep. 18, 2020		Sep. 18, 2020
Maturity date			Sep. 18, 2021		Sep. 18, 2021
Debt			$ 60,000		$ 60,000
Debt Instrument, Interest Rate, Effective Percentage			15.00%		15.00%
Original issue discount			$ 5,000		$ 5,000
Promissory Note One [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 425,000		$ 425,000
Debt issuance date			Aug. 28, 2020		Aug. 28, 2020
Debt			$ 425,000		$ 425,000
Debt Instrument, Interest Rate, Effective Percentage			15.00%		15.00%
Original issue discount			$ 50,000		$ 50,000
Interest Payable			825,000		850,000
Promissory Note Two [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 1,200,000		$ 1,200,000
Debt issuance date			Aug. 28, 2020		Aug. 28, 2020
Maturity date			Aug. 28, 2022		Aug. 28, 2022
Debt			$ 1,200,000		$ 1,200,000
Debt Instrument, Interest Rate, Effective Percentage			12.00%		12.00%
Promissory Note Two [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Notes payable principal amount						$ 826,800	$ 445,200
Promissory Note Three [Member]
Short-term Debt [Line Items]
Notes payable principal amount			$ 50,000		$ 50,000
Debt issuance date			Aug. 31, 2020		Aug. 31, 2020
Maturity date			Feb. 28, 2021		Feb. 28, 2021
Debt					$ 50,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%		10.00%
Long Term Loans [Member]
Short-term Debt [Line Items]
Long-Term Debt			$ 3,913		$ 4,064
Long-term Debt, Current Maturities			9,227		12,269
Long Term Loans One [Member]
Short-term Debt [Line Items]
Long-Term Debt			7,730		0
Long-term Debt, Current Maturities			56,160		102,168
Long Term Loans Two [Member]
Short-term Debt [Line Items]
Long-Term Debt			13,433		420,000
Long-term Debt, Current Maturities			$ 84,975		$ 1,200,000

[1]	Short-term loans
[2]	Long-term loans of $9,227 including current portion of $3,913